Income Taxes - Additional Information (Detail) - USD ($)				12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 21, 2017	May 31, 2018	May 31, 2017	May 31, 2016
Income Tax [Line Items]
Corporate income tax rate		21.00%	35.00%
Corporate tax rate reduction effective date	Jan. 01, 2018
Percentage of blended rate	29.20%
Provisional income tax expense (benefit)				$ 7,300,000
Provisional income tax expense (benefit) related to provisional re-measurement of deferred tax assets and liabilities				(15,678,000)
Provisional income tax benefit for the partial reversal of existing deferred tax liabilities				44,900,000
Provisional charge for the transition tax on previously deferred foreign earnings				67,899,000
Provisional deferred tax liability adjustment				44,900,000
Foreign capital loss carryforwards				21,500,000
Total Valuation Allowances				51,540,000	$ 63,686,000
Change in valuation allowances				12,200,000
Reductions in valuation allowances related to planned utilization of capital loss carryforwards				7,400,000
Reductions in valuation allowances related to impact of corporate tax rate reduction				6,500,000
Unrecognized tax benefits that would impact effective tax rate, if recognized				13,600,000	4,600,000	$ 2,500,000
Accrued interest and penalties related to unrecognized tax benefits				2,800,000	3,100,000	$ 2,800,000
Unremitted foreign earnings				549,800,000	324,100,000
Deferred income tax liability				19,886,000	$ 94,430,000
Benefit through income tax expense				78,000,000
Deferred tax liability reduction charged to other comprehensive income				3,500,000
Remaining unremitted foreign earnings				1,100,000,000
Provision for deferred income taxes				0
Capital Loss Carryforwards
Income Tax [Line Items]
U.S. tax credit carryforwards				$ 43,400,000
U.S. tax credit carryforwards expiration year end				2022
State
Income Tax [Line Items]
U.S. tax credit carryforwards				$ 2,200,000
Net operating loss carryforwards				$ 2,200,000
Net operating loss carryforwards beginning expiration year				2019
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards				$ 166,500,000
Net operating loss carryforwards beginning expiration year				2019
Net operating loss carryforwards subject to expiration				$ 25,500,000
Net operating loss carryforwards indefinite carry forward period				$ 141,000,000